LOANS, FINANCING AND DEBENTURES - Estimated Credit Loss (Details) - Loans and receivables - ECL - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCING AND LOANS
Financial assets	R$ 4,772,272	R$ 4,757,692
Amazonas Energia S.A.
FINANCING AND LOANS
Financial assets	R$ 4,592,148	R$ 4,593,471